ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2019
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment useful lives	10 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment useful lives	5 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment useful lives	5 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment useful lives	5 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment useful lives	3 years
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment useful lives	1 year